Document and Entity Information	12 Months Ended
Apr. 30, 2018 shares
Document - Document and Entity Information [Abstract]
Document Type	20-F
Amendment Flag	false
Document Period End Date	Apr. 30, 2018
Document Fiscal Year Focus	2018
Document Fiscal Period Focus	FY
Trading Symbol	SAM
Entity Registrant Name	Starcore International Mines Ltd.
Entity Central Index Key	0001301713
Current Fiscal Year End Date	--04-30
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Filer Category	Non-accelerated Filer
Entity Common Stock, Shares Outstanding	49,646,851